Fair Value Measurements and Derivative Instruments (Designated Cash Flow Hedges) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative										$ (146,108)	$ (297,994)
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income										5,205	(11,133)
Interest expense										(408,513)	(333,672)	$ (299,982)
Depreciation and amortization expenses									$ (951,194)	(1,245,942)	(1,033,697)	(951,194)
Other Income (Expense)									(5,289)	(24,513)	11,107	(5,289)
Fuel									$ (681,118)	(697,962)	(710,617)
Net Income	$ 273,136	$ 883,240	$ 472,830	$ 249,681	$ 315,703	$ 810,391	$ 466,295	$ 218,653		1,878,887	1,811,042	1,625,133
Interest rate swaps
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative										(72,732)	18,578
Interest rate swaps | Interest Expense
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income										(4,289)	(10,931)
Foreign currency forward contracts
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative										(148,881)	(222,645)
Foreign currency forward contracts | Depreciation and amortization expenses
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income										(14,063)	(12,843)
Foreign currency forward contracts
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative										0	0
Foreign currency forward contracts | Other income (expense)
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income										(5,080)	12,855
Foreign currency forward contracts
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative										0	0
Foreign currency forward contracts | Other indirect operating expenses
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income										0	0
Foreign currency collar options
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative										0	0
Foreign currency collar options | Depreciation and amortization expenses
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income										0	0
Fuel contracts
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative										0	0
Fuel contracts | Other income (expense)
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income										(1,292)	(1,580)
Fuel contracts | Fuel
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income										29,929	1,366
Fuel swaps
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative										75,505	(93,927)
Fuel swaps | Fuel
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income										29,929	1,366
Cash flow hedge
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative												381,865
Cash flow hedge | Interest rate swaps
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative												(13,312)
Cash flow hedge | Foreign currency forward contracts
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative												276,573
Cash flow hedge | Foreign currency forward contracts
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative												0
Cash flow hedge | Foreign currency forward contracts
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative												0
Cash flow hedge | Foreign currency collar options
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative												0
Cash flow hedge | Fuel contracts
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative												0
Cash flow hedge | Fuel swaps
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative												118,604
Reclassification out of accumulated other comprehensive income (loss) | Gain (loss) on cash flow derivative hedges:
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Net Income												(188,630)
Reclassification out of accumulated other comprehensive income (loss) | Gain (loss) on cash flow derivative hedges: | Interest rate swaps
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Interest expense										(4,289)	(10,931)	(31,603)
Reclassification out of accumulated other comprehensive income (loss) | Gain (loss) on cash flow derivative hedges: | Foreign currency forward contracts
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Depreciation and amortization expenses										(14,063)	(12,843)	(10,840)
Other Income (Expense)										(5,080)	12,855	(9,472)
Reclassification out of accumulated other comprehensive income (loss) | Gain (loss) on cash flow derivative hedges: | Foreign currency forward contracts
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Other Income (Expense)												(9,472)
Reclassification out of accumulated other comprehensive income (loss) | Gain (loss) on cash flow derivative hedges: | Foreign currency forward contracts
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Other indirect operating expenses												0
Reclassification out of accumulated other comprehensive income (loss) | Gain (loss) on cash flow derivative hedges: | Foreign currency collar options
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Depreciation and amortization expenses										0	0	(2,408)
Reclassification out of accumulated other comprehensive income (loss) | Gain (loss) on cash flow derivative hedges: | Fuel contracts
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Other Income (Expense)										(1,292)	(1,580)	7,382
Fuel										$ 29,929	$ 1,366	(141,689)
Reclassification out of accumulated other comprehensive income (loss) | Gain (loss) on cash flow derivative hedges: | Fuel swaps
Effect of derivative instruments involved in fair value hedging on the consolidated financial statements
Fuel												$ (141,689)